CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating Activities
Net income/(loss)		$ 556,507	$ 176,980	$ 238,511
Adjustments to reconcile net income/(loss) to net cash provided/(used) by operating activities:
Provision/(provision credit) for loan losses		7,000	0	11,000
Provision/(benefit) for deferred income taxes		103,557	121,001	79,604
Depreciation and amortization of premises and equipment		47,232	34,703	32,387
Amortization of intangible assets		25,855	8,728	5,198
Net other amortization and accretion		(13,962)	27,493	27,088
Net (increase)/decrease in derivatives		41,687	(26,662)	1,886
Fair value adjustment on interest-only strips		398	(1,021)	0
Repurchase and foreclosure provision/(provision credit)		0	(20,000)	(31,400)
(Gains)/losses and write-downs on OREO, net		(626)	(61)	8
Litigation and regulatory matters		(836)	40,250	13,400
Stock-based compensation expense		23,171	20,627	17,536
Gain on sale of held-to-maturity loans		(3,777)	0	0
Equity securities (gains)/losses, net		(212,896)	(109)	144
Debt securities (gains)/losses, net		(52)	(483)	(1,485)
(Gain)/loss on extinguishment of debt		15	14,329	0
Net (gains)/losses on sale/disposal of fixed assets		(1,320)	6,657	3,447
Qualified pension plan contributions		(353)	(5,100)	(165,000)
(Gain)/loss on BOLI		(4,217)	(9,012)	(2,010)
Loans held-for-sale:
Purchases and originations		(2,345,030)	(2,001,708)	(165,887)
Gross proceeds from settlements and sales		919,187	1,780,047	181,136
(Gain)/loss due to fair value adjustments and other	[1]	19,932	(6,624)	(155)
Net (increase)/decrease in:
Trading securities		1,356,797	(381,057)	(18,050)
Fixed income receivables		29,832	(11,282)	6,249
Interest receivable		(15,372)	(34,352)	1,627
Other assets		32,950	240,629	(7,921)
Net increase/(decrease) in:
Trading liabilities		(303,135)	76,667	(4,171)
Fixed income payables		(39,424)	(68,495)	(2,070)
Interest payable		15,165	5,934	(4,535)
Other liabilities		(3,980)	(16,877)	(36,546)
Total adjustments		(322,202)	(205,778)	(58,520)
Net cash provided/(used) by operating activities		234,305	(28,798)	179,991
Available-for-sale securities:
Sales		20,751
Sales			936,958	444,222
Maturities		675,526	583,014	736,956
Purchases		(473,205)
Purchases			(1,558,990)	(1,239,912)
Held-to-maturity securities:
Prepayments and maturities		0	4,740	0
Premises and equipment:
Sales		30,464	3,416	11,396
Purchases		(47,986)	(53,046)	(62,554)
Proceeds from sale of Visa Class B shares		240,206	0	0
Proceeds from sales of OREO		30,824	13,468	27,135
Proceeds from sales of loans classified as held-to-maturity		50,498	0	0
Proceeds from BOLI		12,860	11,440	2,740
Net (increase)/decrease in:
Loans	[2]	105,267	(808,399)	(1,931,026)
Interests retained from securitizations classified as trading securities		800	865	2,429
Interest-bearing cash		(92,011)	(121,434)	(457,198)
Cash paid related to divestitures		(27,599)	0	0
Cash (paid)/received for acquisitions, net (c)	[3]	(46,023)	(336,634)	0
Net cash provided/(used) by investing activities		480,372	(1,324,602)	(2,465,812)
Common stock:
Stock options exercised		4,482	6,132	22,479
Cash dividends paid		(138,706)	(79,904)	(63,504)
Repurchase of shares	[4]	(104,768)	(5,554)	(97,396)
Cash dividends paid - preferred stock - noncontrolling interest		(11,465)	(11,434)	(11,434)
Cash dividends paid - Series A preferred stock		(6,200)	(6,200)	(6,200)
Term borrowings:
Issuance		0	121,184	100
Payments/maturities		(69,025)	(147,413)	(267,527)
Increases in restricted and secured term borrowings		20,477	7,960	0
Net increase/(decrease) in:
Deposits		2,092,519	(197,158)	2,705,757
Short-term borrowings		(2,548,712)	2,080,039	10,277
Net cash provided/(used) by financing activities		(761,398)	1,767,652	2,292,552
Net increase/(decrease) in cash and cash equivalents		(46,721)	414,252	6,731
Cash and cash equivalents at beginning of period		1,452,046	1,037,794	1,031,063
Cash and cash equivalents at end of period		1,405,325	1,452,046	1,037,794
Supplemental Disclosures
Total interest paid		307,578	140,373	92,456
Total taxes paid		42,817	54,417	11,609
Total taxes refunded		48,455	8,285	3,950
Transfer from loans to OREO		12,106	6,624	10,317
Transfer from loans HFS to trading securities		$ 1,389,420	$ 1,004,416	$ 0

[1]	2018 includes $107.4 million related to the sale of approximately $120 million UPB of subprime auto loans. See Note 2 - Acquisitions and Divestitures for additional information.
[2]	2016 includes $537.4 million UPB of loans acquired from GE Capital.
[3]	See Note 2 - Acquisitions and Divestitures for additional information.
[4]	2018 and 2016 include $99.4 million and $93.5 million, respectively, repurchased under share repurchase programs.